Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

On November 28, 2023, the Company implemented the transaction to redomicile from Australia to United States and became the parent of Incannex Australia and the wholly owned subsidiaries listed in Note 1. The historical financial statements of Incannex Australia became the historical financial statements of the combined company upon consummation of the re-domiciliation. As a result, the financial statements included in this report reflect (i) the historical operating results of Incannex Australia and subsidiaries prior to the re-domiciliation; (ii) the combined results of the Company, Incannex Australia, and subsidiaries following the completion of the re-domiciliation; and (iii) the Company’s equity structure for all periods presented, including adjusting the issued and outstanding shares of common stock to reflect the 100:1 exchange ratio as if it had occurred on July 1, 2022.

The Company’s consolidated financial statements included in this report have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”) and pursuant to the rules and regulations of the SEC. Prior to the re-domiciliation, Incannex Australia reported its consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”). Following the re-domiciliation, the Company transitioned to US GAAP and applied US GAAP retrospectively for all prior periods presented.

Reference is frequently made herein to the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”). This is the source of authoritative US GAAP recognized by the FASB to be applied to non-governmental entities.

Basis of Presentation

On November 28, 2023, the Company implemented the transaction to redomicile from Australia to United States and became the parent of Incannex Australia and the wholly owned subsidiaries listed in Note 1. The historical financial statements of Incannex Australia became the historical financial statements of the combined company upon consummation of the Re-domiciliation. As a result, the financial statements included in this report reflect (i) the historical operating results of Incannex Australia and subsidiaries prior to the Re-domiciliation; (ii) the combined results of the Company, Incannex Australia, and subsidiaries following the completion of the Re-domiciliation; and (iii) the Company’s equity structure for all periods presented, including adjusting the issued and outstanding shares of common stock to reflect the 100:1 exchange ratio as if it had occurred on July 1, 2021.

The Company’s consolidated financial statements included in this report have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the SEC. Prior to the Re-domiciliation, Incannex Australia reported its consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”). Following the Re-domiciliation, the Company transitioned to US GAAP and applied US GAAP retrospectively for all prior periods presented.

Reference is frequently made herein to the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”). This is the source of authoritative US GAAP recognized by the FASB to be applied to non-governmental entities.

Going concern basis

Going concern basis

The financial report has been prepared on the going concern basis, which assumes continuity of normal business activities and the realization of assets and the settlement of liabilities in the ordinary course of business.

The group has incurred a net loss after tax of $48,811,000 (2022: $10,818,000) and experienced net cash outflows from operating activities of $13,041,000 (2022: $10,218,000) for the year ended June 30, 2023.

As at June 30, 2023, the group had cash assets of $22,120,000 (2022: $25,834,000) and reported current assets exceed its current liabilities by $20,447,000 (2022: $24,710,000).

The ability of the Consolidated Entity and Company to continue as going concern and to pay their debts as and when they fall due is dependent on the following:

●	the ability to raise additional funding;

●	managing all costs in line with management’s forecasts; and

●	receipt of Research and Development tax incentive in line with management’s estimates for the amount and expected timing.

The Directors have prepared a cash flow forecast which indicates that the group will have sufficient cash flows to meet minimum operating overheads and committed expenditure requirements for the 12 month period from the date of signing the financial report if they are successful in relation to matters referred to above.

The Directors are confident that they will achieve the matters set out above and therefore the going concern basis of preparation is appropriate. The financial report has therefore been prepared on the going concern basis.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries (the “Group”). Details of all controlled entities are set out in Note 1. All intercompany balances and transactions have been eliminated on consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries (the “Group”). Details of all controlled entities are set out in Note 1. All intercompany balances and transactions have been eliminated on consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that impact the reported amounts of assets, liabilities and expenses and the disclosure of contingent assets and liabilities in the Company’s consolidated financial statements and accompanying notes.

The most significant estimates and assumptions in the Company’s consolidated financial statements include the valuation of equity-based instruments issued for other than cash accrued research and development expense, and the research and development tax credit. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results could differ materially from those estimates.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that impact the reported amounts of assets, liabilities and expenses and the disclosure of contingent assets and liabilities in the Company’s consolidated financial statements and accompanying notes.

The most significant estimates and assumptions in the Company’s consolidated financial statements include the valuation of acquisitions, equity-based instruments issued for other than cash, accrued research and development expense, and research and development tax credit. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results could differ materially from those estimates.

Risks and Uncertainties

Risks and Uncertainties

The Company is subject to risks and uncertainties common to companies in the biopharmaceutical industry. The Company believes that changes in any of the following areas could have a material adverse effect on future financial position or results of operations: ability to obtain future financing; regulatory approval and market acceptance of, and reimbursement for, product candidates; performance of third-party clinical research organizations and manufacturers upon which the Company relies; protection of the Company’s intellectual property; litigation or claims against the Company based on intellectual property, patent, product, regulatory or other factors; the Company’s ability to attract and retain employees.

There can be no assurance that the Company’s research and development will be successfully completed, that adequate protection for the Company’s intellectual property will be obtained or maintained, that any products developed will obtain necessary government regulatory approval or that any approved products will be commercially viable. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will generate significant revenue from product sales. The Company operates in an environment of rapid technological change and substantial competition from other pharmaceutical and biotechnology companies. In addition, the Company is dependent upon the services of its employees, consultants and other third parties.

Risks and Uncertainties

The Company is subject to risks and uncertainties common to companies in the biopharmaceutical industry. The Company believes that changes in any of the following areas could have a material adverse effect on future financial position or results of operations: ability to obtain future financing; regulatory approval and market acceptance of, and reimbursement for, product candidates; performance of third-party clinical research organizations and manufacturers upon which the Company relies; protection of the Company’s intellectual property; litigation or claims against the Company based on intellectual property, patent, product, regulatory or other factors; the Company’s ability to attract and retain employees.

There can be no assurance that the Company’s research and development will be successfully completed, that adequate protection for the Company’s intellectual property will be obtained or maintained, that any products developed will obtain necessary government regulatory approval or that any approved products will be commercially viable. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will generate significant revenue from product sales. The Company operates in an environment of rapid technological change and substantial competition from other pharmaceutical and biotechnology companies. In addition, the Company is dependent upon the services of its employees, consultants and other third parties.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents. The Company has not experienced any losses in such accounts, and management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held. As of March 31, 2024 and June 30, 2023 all deposit in banks of the Company is held outside of the United States.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents. The Company has not experienced any losses in such accounts, and management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held. As of June 30, 2023 and 2022, all deposit in banks outside of the United States.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents, which includes cash and deposits held at call with financial institutions with original maturities of three months or less that are readily convertible to known amounts of cash, are carried at cost, which approximates fair value.

Cash and Cash Equivalents

Cash and cash equivalents, which includes cash and deposits held at call with financial institutions with original maturities of three months or less that are readily convertible to known amounts of cash, are carried at cost, which approximates fair value.

Property, Plant and Equipment, Net

Property, Plant and Equipment, Net

Recognition and Measurement

All property, plant and equipment are recognised at historical cost less depreciation.

Depreciation

Depreciation is calculated using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives or, in the case of leasehold improvements and certain leased plant and equipment, the shorter lease term as follows:

●	Buildings 25-40 years
●	Machinery 10-15 years
●	Vehicles 3-5 years
●	Furniture, fittings and equipment 2-8 years

Furniture, fittings and equipment include assets in the form of office fit outs. These assets and other leasehold improvements are recognised at their fair value and depreciated over the shorter of their useful life or the lease term, unless the entity expects to use the assets beyond the lease term.

Property, Plant and Equipment, Net

Recognition and Measurement

All property, plant and equipment is recognised at historical cost less depreciation.

Depreciation

Depreciation is calculated using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives or, in the case of leasehold improvements and certain leased plant and equipment, the shorter lease term as follows:

●	Machinery 10-15 years

●	Vehicles 3-5 years

●	Furniture, fittings and equipment 3-8 years

Furniture, fittings and equipment include assets in the form of office fit outs. These assets and other leasehold improvements are recognised at their fair value and depreciated over the shorter of their useful life or the lease term, unless the entity expects to use the assets beyond the lease term.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets consist primarily of property, plant and equipment, net, and are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require that an asset group be tested for possible impairment, the Company compares the undiscounted cash flows expected to be generated by the asset group to the carrying amount of the asset group. If the carrying amount of the long-lived asset is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable.

During the periods ended March 31, 2024 and 2023, the Company has not recorded impairment charges on its long-lived assets.

Impairment of Long-Lived Assets

Long-lived assets consist primarily of property, plant and equipment, net, and are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require that a long-lived asset be tested for possible impairment, the Company compares the undiscounted cash flows expected to be generated by the asset group to the carrying amount of the asset group. If the carrying amount of the long-lived asset is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable.

During the years ended June 30, 2023 and 2022, the Company has not recorded impairment charges on its long-lived assets.

Leases

Leases

The Company determines if an arrangement is, or contains, a lease at inception and then classifies the lease as operating or financing based on the underlying terms and conditions of the contract. Leases with terms greater than one year are initially recognized on the consolidated balance sheets as right-of-use assets and lease liabilities based on the present value of lease payments over the expected lease term. The Company has also elected to not apply the recognition requirement to any leases within its existing classes of assets with a term of 12 months or less and does not include any options to purchase the underlying asset that the Company is reasonably certain to exercise.

Lease expense for minimum lease payments on operating leases is recognized on a straight-line basis over the lease term. Variable lease payments are excluded from the right-of-use assets and operating lease liabilities and are recognized in the period in which the obligation for those payments is incurred. Operating lease expenses are categorized within research and development and general and administrative expenses in the consolidated statements of operations and comprehensive loss. Operating lease cash flows are categorized under net cash used in operating activities in the consolidated statements of cash flows

As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments.

Leases

The Company determines if an arrangement is, or contains, a lease at inception and then classifies the lease as operating or financing based on the underlying terms and conditions of the contract. Leases with terms greater than one year are initially recognized on the consolidated balance sheets as right-of-use assets and lease liabilities based on the present value of lease payments over the expected lease term. The Company has also elected to not apply the recognition requirement to any leases within its existing classes of assets with a term of 12 months or less and does not include any options to purchase the underlying asset that the Company is reasonably certain to exercise.

Lease expense for minimum lease payments on operating leases is recognized on a straight-line basis over the lease term. Variable lease payments are excluded from the right-of-use assets and operating lease liabilities and are recognized in the period in which the obligation for those payments is incurred. Operating lease expenses are categorized within research and development and general and administrative expenses in the consolidated statements of operations and comprehensive loss. Operating lease cash flows are categorized under net cash used in operating activities in the consolidated statements of cash flows.

As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments.

Trade and other payables

Trade and other payables

These amounts represent liabilities for goods and services provided to the Company prior to the end of the period and which are unpaid. Due to their short-term nature, they are measured at amortized cost and are not discounted. The amounts are unsecured and are usually paid within 30 days of recognition.

Trade and other payables

These amounts represent liabilities for goods and services provided to the Company prior to the end of the period and which are unpaid. Due to their short-term nature, they are measured at amortized cost and are not discounted. The amounts are unsecured and are usually paid within 30 days of recognition.

Segment information

Segment information

The Company operates and manages its business as one reportable and operating segment, which is the research and development of the use of psychedelic medicine and therapies for the treatment of mental health disorders. The Company’s Chief Executive Officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for the purposes of allocating resources and evaluating financial performance. The Company’s long-lived assets are primarily in Australia.

Segment information

The Company operates and manages its business as one reportable and operating segment, which is the research and development of the use of psychedelic medicine and therapies for the treatment of mental health disorders. The Company’s Chief Executive Officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for the purposes of allocating resources and evaluating financial performance. The Company’s long-lived assets are primarily in Australia.

Research and Development Costs

Research and Development Costs

Research and development costs are expensed as incurred. Research and development consist of salaries, benefits and other personnel related costs including, laboratory supplies, preclinical studies, clinical trials and related clinical manufacturing costs, costs related to manufacturing preparations, fees paid to other entities to conduct certain research and development activities on the Company’s behalf and allocated facility and other related costs.

Nonrefundable advance payments for goods or services that will be used or rendered for future research and development activities are deferred and capitalized as prepaid expenses until the related goods are delivered or services are performed.

The Company records accrued liabilities for estimated costs of research and development activities conducted by third-party service providers, which include the conduct of pre-clinical studies and clinical trials, and contract manufacturing activities. The Company records the estimated costs of research and development activities based upon the estimated amount of services provided but not yet invoiced and includes these costs in trade and other payables on the consolidated balance sheets and within research and development expenses on the consolidated statements of operations and comprehensive loss.

The Company accrues for these costs based on factors such as estimates of the work completed and in accordance with agreements established with its third-party service providers. The Company makes significant judgments and estimates in determining the accrued liabilities balance at the end of each reporting period. As actual costs become known, the Company adjusts its accrued liabilities. The Company has not experienced any material differences between accrued costs and actual costs incurred.

Research and Development Costs

Research and development costs are expensed as incurred. Research and development consist of salaries, benefits and other personnel related costs including equity-based compensation expense, laboratory supplies, preclinical studies, clinical trials and related clinical manufacturing costs, costs related to manufacturing preparations, fees paid to other entities to conduct certain research and development activities on the Company’s behalf and allocated facility and other related costs.

Nonrefundable advance payments for goods or services that will be used or rendered for future research and development activities are deferred and capitalized as prepaid expenses until the related goods are delivered or services are performed.

The Company records accrued liabilities for estimated costs of research and development activities conducted by third-party service providers, which include the conduct of pre-clinical studies and clinical trials, and contract manufacturing activities. The Company records the estimated costs of research and development activities based upon the estimated amount of services provided but not yet invoiced and includes these costs in trade and other payables on the consolidated balance sheets and within research and development expenses on the consolidated statements of operations and comprehensive loss.

The Company accrues for these costs based on factors such as estimates of the work completed and in accordance with agreements established with its third-party service providers. The Company makes significant judgments and estimates in determining the accrued liabilities balance at the end of each reporting period. As actual costs become known, the Company adjusts its accrued liabilities. The Company has not experienced any material differences between accrued costs and actual costs incurred.

Acquisitions

Acquisitions

The Company evaluate acquisitions under the accounting framework in ASC 805, Business Combinations, to determine whether the transaction is a business combination or an asset acquisition. In determining whether an acquisition should be accounted for as a business combination or an asset acquisition, the Company first performs a screen test to determine whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets. If this is the case, then the acquisition is not deemed to be a business and is instead accounted for as an asset acquisition. If this is not the case, then the Company further evaluates whether the acquisition includes, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. If so, the acquisition constitutes a business for accounting purposes.

The Company measures and recognizes asset acquisitions that are not deemed to be business combinations based on the cost to acquire the assets, which includes pre-acquisition direct costs recorded in accrued professional and consulting fees. Goodwill is not recognized in asset acquisitions.

During the year ended June 30, 2023, the Company acquired APIRx Pharmaceutical USA, LLC (“APIRx”). The Company concluded that the acquisition of APIRx did not meet the definition of business under ASC 805, Business Combinations as the acquisition did not have outputs present and a substantive process was not acquired. Therefore, the Company accounted for the transaction as an asset acquisition rather than a business combination.

In accordance with ASC 730-10-25-2(c), intangible assets used in research and developmental activities acquired in an asset acquisition should be expensed at the acquisition date if there is no alternative future use in other R&D projects or otherwise (i.e., if they have no economic value). Additionally, in an asset acquisition, direct transaction costs are accumulated as a component of the consideration transferred and expensed with the acquired IPR&D that has no alternative use.

The Company determined that product candidates pertaining to APIRx had no alternative future use at the time of acquisition and charged $35.4 million, including transaction costs, to acquisition of in-process research and development (IPR&D) expense as of the date of acquisition.

Acquisitions

The Company evaluate acquisitions under the accounting framework in ASC 805, Business Combinations, to determine whether the transaction is a business combination or an asset acquisition. In determining whether an acquisition should be accounted for as a business combination or an asset acquisition, the Company first perform a screen test to determine whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets. If this is the case, the acquired set is not deemed to be a business and is instead accounted for as an asset acquisition. If this is not the case, the Company further evaluate whether the acquired set includes, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. If so, the Company conclude that the acquired set is a business.

The Company measures and recognizes asset acquisitions that are not deemed to be business combinations based on the cost to acquire the assets, which includes pre-acquisition direct costs recorded in accrued professional and consulting fees. Goodwill is not recognized in asset acquisitions.

During the year ended June 30, 2023 the Company acquired APIRx Pharmaceutical USA, LLC (“APIRx”). The Company concluded that the acquisition of APIRx did not meet the definition of business under ASC 805, Business Combinations as the acquired set did not have outputs present and a substantive process was not acquired. Therefore, the Company accounted for the transaction as an asset acquisition rather than a business combination.

In accordance with ASC 730-10-25-2(c), intangible assets used in research and developmental activities acquired in an asset acquisition should be expensed at the acquisition date if there is no alternative future use in other R&D projects or otherwise (i.e., if they have no economic value). Additionally, in an asset acquisition, direct transaction costs are accumulated as a component of the consideration transferred and expensed with the acquired IPR&D that has no alternative use.

The Company determined that product candidates pertaining to APIRx had no alternative future use at the time of acquisition and charged $35.3 million including transaction costs of $2.43 million, to the acquisition of in-process research and development (IPR&D) expense as of the date of acquisition.

Share-based compensation

Share-based compensation

The Company accounts for share-based compensation arrangements with employees and non-employees using a fair value method which requires the recognition of compensation expense for costs related to all share-based payments including share options. The fair value method requires the Company to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model. The Company uses either the trinomial pricing or Black-Scholes option-pricing model to estimate the fair value of options granted. Share-based compensation awards are expensed using the graded vesting method over the requisite service period, which is generally the vesting period, for each separately-vesting tranche. The Company has elected a policy of estimating forfeitures at grant date. Option valuation models, including the trinomial pricing and Black-Scholes option-pricing model, require the input of several assumptions. These inputs are subjective and generally require significant analysis and judgment to develop. Refer to Note 12 for a discussion of the relevant assumptions.

Share-based compensation

The Company accounts for share-based compensation arrangements with employees and non-employees using a fair value method which requires the recognition of compensation expense for costs related to all share-based payments including share options. The fair value method requires the Company to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model. The Company uses either the trinomial pricing or Black-Scholes option-pricing model to estimate the fair value of options granted. Share-based compensation awards are expensed using the graded vesting method over the requisite service period, which is generally the vesting period, for each separately-vesting tranche. The Company has elected a policy of estimating forfeitures at grant date. Option valuation models, including the trinomial pricing and Black-Scholes option-pricing model, require the input of several assumptions. These inputs are subjective and generally require significant analysis and judgment to develop. Refer to Note 11 for a discussion of the relevant assumptions.

Benefit from Research and Development Tax Incentive

Benefit from Research and Development Tax Incentive

Benefit from R&D tax credit consists of the R&D tax credit received in Australia, which is recorded within other income (expense), net. The Company recognizes grants once both of the following conditions are met: (1) the Company is able to comply with the relevant conditions of the grant and (2) the grant is received.

In the three months ended December 31, 2023, due to multiple years of tax incentives being granted and successful lodgement of overseas findings on the Company’s lead assets, the Company changed its estimates for the R&D tax incentive receivable, primarily based on historical experience of claims. The Company determined this was a change in accounting estimate in accordance with ASC 250-10. The result of this change in estimate resulted in an increase compared to the fiscal year ended June 30, 2023 and the receivable for R&D tax incentive by approximately $5 million. This change also resulted in an increase to other income of approximately $5 million. based on historical experience of claims.

Benefit from Research and Development Tax Incentive

Benefit from R&D tax credit consists of the R&D tax credit received in Australia, which is recorded within other income (expense), net. The Company recognizes grants once both of the following conditions are met: (1) the Company is able to comply with the relevant conditions of the grant and (2) the grant is received.

Interest income

Interest income

Interest income is recognized as interest accrues using the effective interest method. This is a method of calculating the amortised cost of a financial asset and allocating the interest income over the relevant period using the effective interest rate, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to the net carrying amount of the financial asset.

Interest income

Interest income is recognized as interest accrues using the effective interest method. This is a method of calculating the amortised cost of a financial asset and allocating the interest income over the relevant period using the effective interest rate, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to the net carrying amount of the financial asset.

Foreign Currency Translation

Foreign Currency Translation

The Company maintains its consolidated financial statements in its functional currency, which is the Australian Dollar. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Exchange gains or losses arising from foreign currency transactions are included in other income (expense), net in the consolidated statements of operations and comprehensive loss.

For financial reporting purposes, the consolidated financial statements of the Company have been presented in the U.S. dollar, the reporting currency. The financial statements of entities are translated from their functional currency into the reporting currency as follows: assets and liabilities are translated at the exchange rates at the balance sheet dates, expenses and other income (expense), net are translated at the average exchange rates for the periods presented and stockholders’ equity is translated based on historical exchange rates. Translation adjustments are not included in determining net loss but are included as a foreign exchange adjustment to other comprehensive income, a component of stockholders’ equity.

The following table presents data regarding the dollar exchange rate of relevant currencies:

	March 31, 2024	June 30, 2023
Exchange rate on balance sheet dates
USD: AUD Exchange Rate	0.6532	0.6630
Average exchange rate for the period
USD: AUD Exchange Rate	0.6544	0.6764

Foreign Currency Translation

The Company maintains its consolidated financial statements in its functional currency, which is Australian Dollar. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Exchange gains or losses arising from foreign currency transactions are included in other income (expense), net in the consolidated statements of operations and comprehensive loss.

For financial reporting purposes, the consolidated financial statements of the Company have been presented in the U.S. dollar, the reporting currency. The financial statements of entities are translated from their functional currency into the reporting currency as follows: assets and liabilities are translated at the exchange rates at the balance sheet dates, expenses and other income (expense), net are translated at the average exchange rates for the periods presented and shareholders’ equity is translated based on historical exchange rates. Translation adjustments are not included in determining net loss but are included as a foreign exchange adjustment to other comprehensive income, a component of shareholders’ equity.

The following table presents data regarding the dollar exchange rate of relevant currencies:

	June 30, 2023	June 30, 2022
Exchange rate on balance sheet dates
USD: AUD Exchange Rate	0.6630	0.6889
Average exchange rate for the period
USD: AUD Exchange Rate	0.6734	0.7258

Income tax

Income tax

The Company is subject to Australian and U.S. income tax laws. The Company follows ASC 740, Accounting for Income Taxes, when accounting for income taxes, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed annually for temporary differences between the financial statements and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount more likely than not to be realized.

For uncertain tax positions that meet a “more likely than not” threshold, the Company recognizes the benefit of uncertain tax positions in the consolidated financial statements. The Company’s practice is to recognize interest and penalties, if any, related to uncertain tax positions in income tax expense in the consolidated statements of operations.

Income tax

The Company is governed by Australia and United States income tax laws. The Company follows ASC 740, Accounting for Income Taxes, when accounting for income taxes, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed annually for temporary differences between the financial statements and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount more likely than not to be realized.

For uncertain tax positions that meet a “more likely than not” threshold, the Company recognizes the benefit of uncertain tax positions in the consolidated financial statements. The Company’s practice is to recognize interest and penalties, if any, related to uncertain tax positions in income tax expense in the consolidated statements of operations.

Net loss per share attributable to stockholders

Net loss per share attributable to stockholders

The Company has reported losses since inception and has computed basic net loss per share by dividing net loss by the weighted-average number of common stocks outstanding for the period, without consideration for potentially dilutive securities. The Company computes diluted net loss per share after giving consideration to all potentially dilutive shares, including unvested restricted shares and outstanding options. Because the Company has reported net losses since inception, these potential common stocks have been anti-dilutive and basic and diluted loss per share were the same for all periods presented.

Net loss per share attributable to ordinary shareholders

The Company has reported losses since inception and has computed basic net loss per share by dividing net loss by the weighted-average number of common stocks outstanding for the period, without consideration for potentially dilutive securities. The Company computes diluted net loss per share after giving consideration to all potentially dilutive shares, including unvested restricted shares and outstanding options. Because the Company has reported net losses since inception, these potential common stocks have been anti-dilutive and basic and diluted loss per share were the same for all periods presented.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss includes net loss as well as other changes in stockholders’ equity that result from transactions and economic events other than those with stockholders. For the nine months ended March 31, 2024, and 2023, the only component of accumulated other comprehensive loss is foreign currency translation adjustment.

Comprehensive Loss

Comprehensive loss includes net loss as well as other changes in shareholders’ equity that result from transactions and economic events other than those with shareholders. For the year ended June 30, 2023 and 2023, the only component of accumulated other comprehensive loss is foreign currency translation adjustment.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

In the opinion of the Company, the accompanying unaudited consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of March 31, 2024, and its results of operations for the three months and nine months ended March 31, 2024, and 2023, and cash flows for the nine months ended March 31, 2024, and 2023.